Accumulated Balances of Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	$ (21,715)	$ (22,221)	$ (22,401)
Foreign currency translation adjustment	(129)	(190)	203
Pension and post retirement benefit adjustment	(11)	76	14
Unrealized holding gain arising during period	(1,453)	620	(124)
Reclassification adjustment for loss included in net income	(76)		97
Other			(10)
Ending balance	(23,384)	(21,715)	(22,221)
Foreign currency items
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(21,943)	(21,753)	(21,956)
Foreign currency translation adjustment	(144)	(190)	203
Ending balance	(22,087)	(21,943)	(21,753)
Unrealized gain (loss) on securities
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	232	(388)	(351)
Foreign currency translation adjustment	15
Unrealized holding gain arising during period	(1,453)	620	(124)
Reclassification adjustment for loss included in net income	(76)		97
Other			(10)
Ending balance	(1,282)	232	(388)
Pension and post retirement benefit plans
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(4)	(80)	(94)
Pension and post retirement benefit adjustment	(11)	76	14
Ending balance	$ (15)	$ (4)	$ (80)